Revenue (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Revenue from Contract with Customer [Abstract]
Schedule of sales taxes collected from customers and remitted
	For the Three Months Ended March 31,
	2022	2021
Enterprise	$3,035	$—
Non-enterprise	3,916	4,014
	$6,951	$4,014

	Year Ended December 31, 2021	Six Months Ended December 31, 2020	Year Ended June 30, 2020 (1)
Government	$3,258	$1,939	$4,906
Non-government	17,427	5,886	7,667
	$20,685	$7,825	$12,573

(1)	As noted above, prior periods have not been adjusted for the adoption of ASC 606 and are presented in accordance with historical accounting guidance in effect for those periods.

Schedule of disaggregation of revenue
	For the Three Months Ended March 31,
	2022	2021
United States	$4,989	$2,659
Canada	1,962	1,355
	$6,951	$4,014

	Year Ended December 31, 2021	Six Months Ended December 31, 2020	Year Ended June 30, 2020
United States	$15,800	$5,212	$12,573
Canada	4,885	2,613	—
	$20,685	$7,825	$12,573

Schedule of deferred revenue activity
	As of December 31, 2021	Net additions	Revenue recognized	As of March 31, 2022
Deferred revenue	$4,126	6,069	(6,339)	$3,856

	As of January 1, 2021	Net additions	Revenue recognized	As of December 31, 2021
Deferred revenue	$844	12,657	9,375	$4,126

Schedule of deferred contract cost activity
	As of December 31, 2021	Additions	Amortized costs (1)	As of March 31, 2022
Deferred contract costs	$301	112	(113)	$300

(1) Includes contract costs amortized to sales and marketing expense during the period.

	As of January 1, 2021	Additions	Amortized costs (1)	As of December 31, 2021
Deferred contract costs	$228	512	(479)	$261

(1)	Includes contract costs amortized to sales and marketing expense during the period.